UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

            		FORM 13F

		FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2011

Check here if Amendment [ x ];  Amendment Number: 1
This Amendment (Check only one.):  [ x ] is a restatement.
					 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 	Eagle Capital Management, L.L.C.
Address:	499 Park Avenue
		New York, New York 10022

13F File Number:	28-4988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Ravenel B. Curry, III
Title:		Managing Director
Phone:		212-293-4006
Signature, Place, and Date of Signing:
    Ravenel B. Curry, III    New York, New York  May 16, 2011

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[    ]	13F NOTICE.

[    ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	55

Form 13F Information Table Value Total:	$8,291,789,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101   324009  3465341 SH       Sole                  3010446            454895
AON Corp                       COM              037389103   472387  8919695 SH       Sole                  7753295           1166400
Alleghany Corp                 COM              017175100    42070   127106 SH       Sole                    94691             32415
Altera Corporation             COM              021441100   342755  7786356 SH       Sole                  6768888           1017468
American Public Education      COM              02913V103     2089    51641 SH       Sole                    48511              3130
Apache Corp                    COM              037411105   121271   926302 SH       Sole                   780507            145795
Ascent Media Corporation Cl A  COM              043632108     5992   122660 SH       Sole                   112995              9665
Bank of NY Mellon              COM              064058100      497    16625 SH       Sole                    16625
Berkley W R Corp               COM              084423102   286103  8882438 SH       Sole                  7738436           1144002
Berkshire Hathaway Class B     COM              084670702      435     5200 SH       Sole                     5200
Borg Warner Inc                COM              099724106     2550    32000 SH       Sole                    32000
CVS Corp                       COM              126650100    34971  1018954 SH       Sole                   943854             75100
Chubb Corp                     COM              171232101      368     6000 SH       Sole                     6000
Cimarex Energy Co              COM              171798101    15304   132800 SH       Sole                   132800
Coca Cola Co                   COM              191216100   427564  6445040 SH       Sole                  5617697            827343
Comcast Corp Cl A              COM              20030N101     4617   186773 SH       Sole                   169575             17198
Comcast Corp Special Cl A      COM              20030N200   486054 20932553 SH       Sole                 18116401           2816152
ConocoPhillips                 COM              20825c104      447     5600 SH       Sole                     5600
Discovery Communications Cl A  COM              25470f104     3692    92531 SH       Sole                    83995              8536
Discovery Communications Cl C  COM              25470f302    92395  2624120 SH       Sole                  2349319            274801
Ecolab Inc                     COM              278865100   324568  6361578 SH       Sole                  5526931            834647
Education Management Corp      COM              28140M103     6173   294781 SH       Sole                   263181             31600
Exxon Mobil                    COM              30231G102      639     7600 SH       Sole                     7600
Fidelity National Information  COM              31620m106   126565  3871662 SH       Sole                  3390838            480824
General Electric Company       COM              369604103      373    18600 SH       Sole                    18600
Kraft Foods Inc                COM              50075n104   232071  7400226 SH       Sole                  6426781            973445
L-3 Communications Holdings In COM              502424104      337     4300 SH       Sole                     4300
Liberty Global Inc A           COM              530555101    51487  1243355 SH       Sole                  1101708            141647
Liberty Global Inc Ser C       COM              530555309   444839 11123768 SH       Sole                  9563433           1560335
Liberty Media-Starz Series A   COM              53071m708    45885   591304 SH       Sole                   510004             81300
Loews Corp                     COM              540424108   218599  5073077 SH       Sole                  4437123            635954
McDonald's Corp                COM              580135101    84495  1110457 SH       Sole                   964054            146403
Microsoft Corp                 COM              594918104   426950 16815662 SH       Sole                 14693159           2122503
Molex Inc - Cl A               COM              608554200    13284   642026 SH       Sole                   590226             51800
National Instruments Corp      COM              636518102    96816  2954403 SH       Sole                  2687847            266556
Nestle S A Rep RG SH ADR       COM              641069406   183842  3194444 SH       Sole                  2749421            445023
Newfield Exploration Co        COM              651290108   345119  4540440 SH       Sole                  3925632            614808
News Corp Ltd Class A          COM              65248E104   306382 17427845 SH       Sole                 15035321           2392524
Noble Energy Inc               COM              655044105   269465  2788045 SH       Sole                  2397497            390548
Pepsico                        COM              713448108   298510  4634532 SH       Sole                  4043520            591012
Praxair Inc                    COM              74005P104   399680  3933856 SH       Sole                  3404533            529323
Progressive Corp               COM              743315103   160308  7586764 SH       Sole                  6626764            960000
Republic Services              COM              760759100      249     8300 SH       Sole                     8300
Sanofi ADR                     COM              80105n105      247     7000 SH       Sole                     7000
Schlumberger Limited           COM              806857108      936    10041 SH       Sole                    10041
Teva Pharmaceutical ADR        COM              881624209   154651  3082542 SH       Sole                  2650477            432065
Thermo Fisher Scientific Inc   COM              883556102   211299  3803765 SH       Sole                  3310093            493672
Travelers Companies, Inc.      COM              89417E109      351     5900 SH       Sole                     5900
UnitedHealth Group Inc         COM              91324P102   296199  6553065 SH       Sole                  5683274            869791
Visa Inc                       COM              92826c839      309     4200 SH       Sole                     4200
Vodafone Group PLC ADR         COM              92857w209   217458  7563752 SH       Sole                  6517147           1046605
Wal-Mart Stores Inc            COM              931142103   391002  7512043 SH       Sole                  6520153            991890
Waste Management Inc           COM              94106L109   240411  6438429 SH       Sole                  5578465            859964
Willis Group Holdings PLC      COM              g96666105    76299  1890456 SH       Sole                  1582358            308098
Yahoo! Inc                     COM              984332106      424    25400 SH       Sole                    25400